Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Marina Biotech, Inc.
Entity Central Index Key	0000737207
Trading Symbol	mrna
Entity Filer Category	Smaller Reporting Company
Document Type	POS AM
Document Period End Date	Dec. 31, 2015
Amendment Flag	false